Supplemental Cash Flow Information (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Number of common stock shares issued for cashless warrants	30,644	1,995,000
Number of common stock issued for cashless warrants	$ 0	$ 0
Issued shares of common stock as loan fees on convertible debt		43,326
Issued shares of preferred stock as loan fees on convertible debt	433,146	108,833
Value of shares of preferred stock as loan fees on convertible debt	$ 432,866
Increase in convertible debt discount due to loan fees	363,807
Increase in derivative liabilities due to loan fees	$ 69,059
Issued shares of common stock in exchange for preferred stock	11,180,289
Value of shares of common stock in exchange for preferred stock	$ 1,590,801
Shares Of Preferred Stock Due To Exchange	1,118,024
Value of preferred stock in exchange	$ 4,828,204
Increase in retained earnings due to stock conversion	3,237,403
Issued shares of common stock for extinguishment		920,516
Issued shares of common stock for extinguishment worth of principal on convertible notes payable		$ 31,721
Issued shares of common stock for extinguishment worth of accrued interest		0
Issued shares of common stock for extinguishment worth of derivative liabilities		79,044
Issued shares of common stock for extinguishment worth of debt discount		$ 3,035
Issued shares of preferred stock for extinguishment		74,000
Issued shares of preferred stock for extinguishment worth of principal on convertible notes payable		$ 22,700
Issued shares of preferred stock for extinguishment worth of accrued interest		0
Issued shares of preferred stock for extinguishment worth of derivative liabilities		0
Issued shares of preferred stock for extinguishment worth of debt discount		$ 0
Issued shares of preferred stock		960,929
Issued shares of preferred stock value		$ 2,201,963
Issued shares of preferred stock in exchange for notes payable value		$ 4,243,566
Issued shares of preferred stock as loan extension fees		250,00.
Issued shares of preferred stock		421,797
Issued shares of preferred stock value		$ 1,358,726
Issued shares of preferred stock in exchange for accounts payable		370,197
Issued shares of preferred stock in exchange for accrued payroll		$ 262,500
Value of decreased related party convertible notes	1,197,950
Value of decreased related party convertible notes payable	473,613
Issued shares of common stock in exchange for cash	$ 62,854
Issued shares of common stock as stock for services	407,973
Increased convertible notes payable and decreased accrued interest for the reclassification of accrued interest to principal	$ 455,150
Issued shares of preferred stock	62,854
Issued shares of preferred stock value	$ 407,973
Value of decreased derivative liabilities	1,179,710
Value of gain on debt extinguishment	771,737
Increased derivative liabilities to record a debt discount on related party convertible notes	1,283,448
Value of related party convertible note	473,613
Value of debt discount	809,835
Increased paid in capital and decreased liability for lack of authorized shares	852,092
Increased convertible notes payable and decreased loan from shareholder to roll proceeds from shareholder advances to a formal convertible note payable.	$ 127,533